Severance Indemnities and Pension Plans (Schedule of Aggregated Accumulated Benefit Obligations) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Domestic Subsidiaries [Member]
Aggregated accumulated benefit obligations	¥ 1,685,442	¥ 1,654,197
Foreign Offices and Subsidiaries [Member]
Aggregated accumulated benefit obligations	¥ 181,239	¥ 176,662